ACQUISITION OF COLUMBIA (Details) $ / shares in Units, shares in Millions, CAD in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 01, 2016 CAD mi km Bcf	Jul. 01, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD	Jul. 01, 2016 USD ($) mi km $ / shares Bcf	Jun. 30, 2016 $ / shares shares	Apr. 01, 2016 CAD shares	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Business Acquisition [Line Items]
Common stock, value, subscriptions							CAD 4,400
Subscription receipt (in shares) | shares							96.6
Goodwill			CAD 13,958	CAD 13,958				CAD 4,812	CAD 4,034
Columbian Pipeline
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%				100.00%
Purchase price | $		$ 10,300
Share price (in usd per share) | $ / shares					$ 25.5
Common stock, value, subscriptions	CAD 4,400
Subscription receipt (in shares) | shares							96.6
Investments of regulated natural gas pipelines (in kilometers) | km	24,500				24,500
Investments of regulated natural gas pipelines (in miles) | mi	15,200				15,200
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	285				285
Goodwill	CAD 10,078				$ 7,700
Estimated increase (decrease) in fair value of acquired liabilities, long-term debt	300	231
Common unit, outstanding | shares						53.8
Share price (in USD per share) | $ / shares						$ 15.00
Acquisition costs	36
Pro revenue of acquiree since acquisition date			929
Pro forma information, earnings of acquiree since acquisition date			CAD 132
Bridge Loan | Columbian Pipeline
Business Acquisition [Line Items]
Proceeds from lines of credit | $		6,900
Natural Gas | Columbian Pipeline
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment	840	646
Mining Properties and Mineral Rights | Columbian Pipeline
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment	241	185
Pension Benefit Plans | Columbian Pipeline
Business Acquisition [Line Items]
Increase in fair value of regulatory assets	15	12
Increase in fair value of other long-term liabilities	5	4
Decrease in fair value of intangibles and other assets	14	11
Decrease in fair value of regulatory liabilities	CAD 2	$ 2
U.S. federal | Columbian Pipeline
Business Acquisition [Line Items]
Effective income tax rate percent				39.00%